Schedule of Investments - March 31, 2024
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

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COMMON STOCKS - 100.03%		Held	Value
COMMUNICATION SERVICES - 6.57%
Entertainment - 0.81%
Warner Bros. Discovery, Inc. (a)		373,600	$3,261,528

Interactive Media & Services - 2.15%
Alphabet, Inc. (a)		56,880	8,584,898

Media - 2.82%
Comcast Corp.		231,500	10,035,525
Paramount Global		105,200	1,238,204
			11,273,729
Wireless Telecommunication Services - 0.79%
Vodafone Group PLC - ADR		357,044	3,177,692
TOTAL COMMUNICATION SERVICES			26,297,847

CONSUMER DISCRETIONARY - 5.91%
Automobile Components - 2.27%
Adient PLC (a)		39,291	1,293,460
Magna International, Inc.		143,200	7,801,536
			9,094,996
Automobiles - 3.64%
General Motors Company		321,100	14,561,885
TOTAL CONSUMER DISCRETIONARY			23,656,881

CONSUMER STAPLES - 3.22%
Food Products - 1.26%
Conagra Brands, Inc.		68,600	2,033,304
General Mills, Inc.		42,800	2,994,716
			5,028,020
Personal Care Products - 1.96%
Unilever PLC - ADR		156,400	7,849,716
TOTAL CONSUMER STAPLES			12,877,736

ENERGY - 13.83%
Energy Equipment & Services - 2.87%
Halliburton Company		66,800	2,633,256
NOV, Inc.		453,700	8,856,224
			11,489,480
Oil, Gas & Consumable Fuels - 10.96%
APA Corp.		410,800	14,123,304
Marathon Oil Corp.		411,700	11,667,578
Murphy Oil Corp.		49,270	2,251,639
Ovintiv, Inc.		93,780	4,867,182
Shell PLC - ADR		119,772	8,029,515
Suncor Energy, Inc.		79,300	2,926,963
			43,866,181
TOTAL ENERGY			55,355,661

FINANCIALS - 31.02%
Banks - 13.91%
Bank of America Corp.		80,300	3,044,976
Citigroup, Inc.		267,188	16,896,969
Citizens Financial Group, Inc.		255,300	9,264,837
U.S. Bancorp		235,700	10,535,790
Wells Fargo & Company		274,963	15,936,855
			55,679,427
Capital Markets - 5.93%
The Bank of New York Mellon Corp.		135,700	7,819,034
The Goldman Sachs Group, Inc.		21,800	9,105,642
State Street Corp.		87,900	6,796,428
			23,721,104
Consumer Finance - 1.25%
Capital One Financial Corp.		15,300	2,278,017
Discover Financial Services		20,700	2,713,563
			4,991,580
Financial Services - 4.93%
Corebridge Financial, Inc. (l)		173,000	4,970,290
Euronet Worldwide, Inc. (a)		43,700	4,803,941
Fidelity National Information Services, Inc.		134,000	9,940,120
			19,714,351
Insurance - 5.00%
American International Group, Inc.		127,800	9,990,126
The Hartford Financial Services Group, Inc.		97,300	10,026,765
			20,016,891
TOTAL FINANCIALS			124,123,353

HEALTH CARE - 15.47%
Health Care Equipment & Supplies - 5.29%
GE HealthCare Technologies, Inc.		81,262	7,387,528
Medtronic PLC		118,800	10,353,420
Zimmer Biomet Holdings, Inc.		25,800	3,405,084
			21,146,032
Health Care Providers & Services - 9.11%
The Cigna Group		14,300	5,193,617
CVS Health Corp.		118,030	9,414,073
Elevance Health, Inc.		25,400	13,170,916
HCA Healthcare, Inc.		17,400	5,803,422
Humana, Inc.		8,300	2,877,776
			36,459,804
Pharmaceuticals - 1.07%
GSK PLC - ADR		53,340	2,286,686
Sanofi SA - ADR		40,900	1,987,740
			4,274,426
TOTAL HEALTH CARE			61,880,262

INDUSTRIALS - 9.47%
Aerospace & Defense - 1.55%
General Dynamics Corp.		8,500	2,401,165
Huntington Ingalls Industries, Inc.		13,100	3,818,257
			6,219,422
Air Freight & Logistics - 1.93%
FedEx Corp.		26,600	7,707,084

Industrial Conglomerates - 1.24%
General Electric Company		28,217	4,952,930

Machinery - 4.75%
CNH Industrial NV		340,000	4,406,400
Cummins, Inc. (l)		26,200	7,719,830
PACCAR, Inc.		28,150	3,487,503
Stanley Black & Decker, Inc.		34,700	3,398,171
			19,011,904
TOTAL INDUSTRIALS			37,891,340

INFORMATION TECHNOLOGY - 10.51%
Communications Equipment - 6.74%
F5, Inc. (a)		79,400	15,053,446
Telefonaktiebolaget LM Ericsson - ADR (l)		2,164,200	11,924,742
			26,978,188
Electronic Equipment, Instruments & Components - 2.10%
Corning, Inc.		111,600	3,678,336
TE Connectivity Ltd.		32,400	4,705,776
			8,384,112
IT Services - 0.49%
Amdocs Ltd.		21,500	1,942,955

Software - 1.18%
Microsoft Corp.		4,500	1,893,240
Oracle Corp.		22,660	2,846,323
			4,739,563
TOTAL INFORMATION TECHNOLOGY			42,044,818

MATERIALS - 2.12%
Chemicals - 1.63%
Olin Corp.		110,800	6,515,040

Containers & Packaging - 0.49%
International Paper Company		50,000	1,951,000
TOTAL MATERIALS			8,466,040

UTILITIES - 1.91%
Electric Utilities - 1.91%
PPL Corp.		278,000	7,653,340
TOTAL UTILITIES			7,653,340

Total common stocks (Cost $309,226,131)			400,247,278

Total long-term investments (Cost $309,226,131)			400,247,278

COLLATERAL FOR SECURITIES ON LOAN - 4.58%
Money Market Funds - 4.58%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.24%^		18,316,650	18,316,650
Total collateral for securities on loan (Cost $18,316,650)			18,316,650

		Principal
SHORT-TERM INVESTMENTS - 0.68%		Amount
Time Deposits - 0.68%
Citigroup, Inc., 4.68%, 04/01/2024*		$2,735,257	2,735,257
Citigroup, Inc., 2.85%, 04/02/2024*	EUR	17	18
Total short-term investments (Cost $2,735,273)			2,735,275

Total investments - 105.29% (Cost $330,278,054)			421,299,203

Liabilities in excess of other assets - (5.29)%			(21,158,686)

Net assets - 100.00%			$400,140,517

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on loan. The total market value of securities on loan was $18,204,021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of March 31, 2024.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2024:

Level 1 --- Quoted prices in an active market:
Common Stocks	$400,247,278
Money Market Funds	18,316,650
Level 2 --- Other significant observable market inputs:
Time Deposits	2,735,275
Level 3 --- Significant unobservable inputs	-

Total Investments	$421,299,203